Taxation - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Tax Assets and Liabilities [Line Items]
Deductible temporary differences related to other payables and accruals		7,232	10,536
Deductible temporary differences related to provision for doubtful accounts		1,448	506
Total current deferred tax assets		8,680	11,042
Less: Valuation allowance		(37)
Net current deferred tax assets	1,387	8,643	11,042
Tax loss carryforwards		471	640
Total non-current deferred tax assets		471	640
Less: Valuation allowance		(471)	(554)
Net non-current deferred tax assets			86
Total deferred tax assets		8,643	11,128
Taxable temporary differences related to depreciation period		(1,985)	(1,972)
Total non-current deferred tax liabilities	(318)	(1,985)	(1,972)
Total deferred tax liabilities		(1,985)	(1,972)